Note 2 - Acquisitions Of Businesses (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	3 Months Ended					9 Months Ended			3 Months Ended	12 Months Ended	9 Months Ended			3 Months Ended	12 Months Ended				1 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 Selling, General and Administrative Expenses [Member] MacDermid [Member]	Mar. 31, 2012 Trademarks [Member] Predecessor [Member] Specialty Chemical Business [Member]	Dec. 31, 2013 Successor [Member] MacDermid [Member]	Dec. 31, 2013 Successor [Member]	Oct. 31, 2013 Predecessor [Member] MacDermid [Member]	Mar. 31, 2012 Predecessor [Member] Specialty Chemical Business [Member]	Dec. 31, 2013 Predecessor [Member] Specialty Chemical Business [Member]	Oct. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member] Minimum [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member] Maximum [Member]	Dec. 31, 2013 Customer Relationships [Member] MacDermid [Member]	Mar. 31, 2014 Customer Relationships [Member]	Dec. 31, 2013 Customer Relationships [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member] Minimum [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member] Maximum [Member]	Dec. 31, 2013 Developed Technology Rights [Member] MacDermid [Member]	Mar. 31, 2014 Developed Technology Rights [Member]	Dec. 31, 2013 Developed Technology Rights [Member]	Dec. 31, 2013 MacDermid [Member] Other Long-term Liabilities [Member]	Mar. 31, 2014 MacDermid [Member] Other Noncurrent Liabilities [Member]	Dec. 31, 2013 MacDermid [Member] Other Noncurrent Liabilities [Member]	Mar. 31, 2014 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Oct. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Dec. 31, 2013 MacDermid [Member] MacDermid Savings Plan [Member]	Mar. 04, 2014 MacDermid [Member]	Jan. 31, 2014 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Mar. 04, 2014 MacDermid [Member]	Jun. 30, 2014 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Mar. 31, 2014 MacDermid [Member]	Mar. 31, 2012 Specialty Chemical Business [Member] MacDermid [Member]	Mar. 31, 2014 Specialty Chemical Business [Member] MacDermid [Member]	Mar. 31, 2014 PDH [Member]	Dec. 31, 2013 PDH [Member]	Mar. 31, 2014 PDH [Member]
Note 2 - Acquisitions Of Businesses (Details) [Line Items]
Business Acquisition, Percentage of Ownership																												3.00%	3.00%		3.00%			97.00%
Business Combination, Consideration Transferred		$ 8,900																																$ 1,800,000			$ 1,800,000				$ 8,900
Business Combination, Consideration Transferred, Liabilities Incurred																																		754,200			754,200
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High																																		100,000			100,000
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Consideration Transferred																																8,540	8,540
Fair Value Inputs, Discount Rate																																		2.00%					2.00%
Fair Value Inputs, Future Value of Cash Payments																																	60,000	60,000			60,000	60,000	60,000
Business Combination, Contingent Consideration, Liability	47,800		34,800							1,200														34,800	47,800	34,800							35,500	35,500			35,500	35,500	35,500
Business Combination, Acquisition Related Costs						15,200		16,925
Business Combination, Measurement Period Adjustment, Amortization Expense																																				600
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																														3.00%			6.76%	6.76%			6.76%	6.76%	6.76%	6.76%			6.76%	6.76%
Annual Maximum Percentage of Holdings Exchanged																																												25.00%	25.00%
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)																																											8,900,000	8,900,000
Redeemable 401k Plan Interest			20,972				20,972																										20,972					20,972	20,972
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	15 years		15 years						6 years					8 years	20 years	16 years	16 years	16 years	7 years	10 years	10 years	10 years	10 years															15 years
Business Acquisition, Percentage of Voting Interests Acquired									95.00%																						3.00%				3.00%						95.00%
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets									2,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment									2,000																								140,900					140,900	140,900
Goodwill	993,217		989,808				989,808		1,900		471,796	476,232	474,581																				990,000					990,000	990,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill									3,000							494,000					164,200
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets					500
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles									2,500							494,000					164,200
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability				13,000
Payments to Acquire Businesses, Gross																											$ 2,600								$ 2,600							$ 1,114
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																											1,670,386								1,670,386